UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/03

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Levy, Harkins & Co., Inc.

                                 Address: 570 Lexington Ave.
                                          New York, NY 10022

                                 13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo

Title: Office Manager

Phone: 212-888-3030

Signature,                               Place,             and Date of Signing:


/s/ Lucia LoScalzo                       New York, NY 10022 7/22/03
-------------------------------------    ------------------ --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total: $152,974

List of Other Included Managers:


No.  13F File Number                                         Name

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___  ______________________________        _____________________________________

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

FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP      (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED   NONE
------------------------------ ---------------- ---------    -------- -------- --- ---- ------- ---------   ------  -------- -------
American Express               COM              025816 10 9    8,242   194,300          Sole     None                        None
American Int.l Group           COM              026874 10 7    6,792   121,968          Sole     None                        None
Asia Satellite Telecom.        Sponsored ADR    04516X 10 6     963     59,835          Sole     None                        None
Berkshire Hathaway             CL B             084670 20 7   16,404    6,734           Sole     None                        None
Bear, Stearns & Co.            COM              073902 10 8   14,088   192,753          Sole     None                        None
Boeing Company                 COM              097023 10 5    3,042    88,890          Sole     None                        None
Cabot Corporation              COM              127055 10 1    5,406   190,135          Sole     None                        None
Countrywide Credit             COM              222372 10 4   11,842   174,480          Sole     None                        None
Echostar Comm.                 CL A             278762 10 9   24,164   693,797          Sole     None                        None
Ethan Allen Interiors          COM              297602 10 4    6,980   197,787          Sole     None                        None
Geron Corporation              COM              374163103      1,621   227,700          Sole     None                        None
Fidelity National Fin.         COM              316326 10 7   12,095   387,783          Sole     None                        None
Gannett Incorporated           COM              364730 10 1    8,657   113,030          Sole     None                        None
Mack Cali Realty Corp.         COM              554489 10 4    3,824   105,720          Sole     None                        None
Moody's Corporation            COM              615369 10 5    9,076   171,888          Sole     None                        None
Qualcomm Inc.                  COM              747525 10 3    6,156   171,287          Sole     None                        None
Scotts CO                      CL A             810186 10 6    6,182   125,275          Sole     None                        None
Traffix, Inc.                  COM              892721 10 1     204     64,750          Sole     None                        None
Regis Corp.-MINN               COM              758932 10 7    7,236   249,695          Sole     None                        None